INCOME TAXES - Reconciliation of Canadian statutory rate and the effective income tax rate (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Reduction in deferred tax liability		CAD (35,000)
Reconciliation of accounting profit multiplied by applicable tax rates
Income before income taxes		371,166	CAD 328,317
Expected income taxes at the Canadian statutory tax rate of 26.5% (2016 - 26.5%)		98,359	87,004
Income distributed and taxable to unitholders		(50,005)	(53,039)
Net foreign rate differentials		(3,708)	9,152
Net change in provisions for uncertain tax positions		1,762	825
Net permanent differences		1,947	2,229
Net effect of change in tax rates		(35,047)	(55)
Withholding taxes and other		110	1,509
Total income tax expense		CAD 13,418	CAD 47,625
Tax rate (in percent)		26.50%	26.50%
United States
Reconciliation of accounting profit multiplied by applicable tax rates
Tax rate (in percent)		35.00%
United States | Forecast
Reconciliation of accounting profit multiplied by applicable tax rates
Tax rate (in percent)	21.00%